Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 32,697	$ 22,268
Variable lease expense, including non-lease components	14,491	13,003
Total lease expense	$ 47,188	$ 35,271